Offerings	Dec. 02, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001par value per share
Amount Registered | shares	41,500,000
Proposed Maximum Offering Price per Unit | $ / shares	0.1039
Maximum Aggregate Offering Price	$ 4,311,850
Fee Rate	0.01381%
Amount of Registration Fee	$ 595.47
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”). Represents only the additional number of shares being registered. This does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1.The registration fee is calculated in accordance with Rule 457(a) under the Securities Act of 1933, as amended, or the Securities Act, based on the proposed maximum aggregate offering price.The Price per share used to obtain the maximum offering amount of such Common Stock for the purposes of calculating the registration fee was the average of the high and low trading prices of the Company’s Common Stock reported by Nasdaq on December 1, 2025 ($0.1039)
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Senior Secured Convertible Notes (2)
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”). Represents only the additional number of shares being registered. This does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1.No separate fee is required pursuant to Rule 457(g) under the Securities Act.The registration fee is calculated in accordance with Rule 457(a) under the Securities Act of 1933, as amended, or the Securities Act, based on the proposed maximum aggregate offering price.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, issuable upon the conversion of the Senior Secured Convertible Note
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”). Represents only the additional number of shares being registered. This does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1.The registration fee is calculated in accordance with Rule 457(a) under the Securities Act of 1933, as amended, or the Securities Act, based on the proposed maximum aggregate offering price.